STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 – STOCK-BASED COMPENSATION

Options

Pursuant to the Merger, the Company’s Common Stock and corresponding outstanding options survived. The below information details the Company’s associated option activity pre and post-merger.

As of December 31, 2022, options to purchase Common Stock were outstanding under three stock option plans – the 2017 Equity Incentive Plan (the “2017 Plan”), the 2015 Equity Incentive Plan (the “2015 Plan”) and the 2005 Stock Plan (the “2005 Plan”). Under the 2017 Plan, up to 2,000,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards. Under the 2015 and 2005 Plans, taken together, up to 7,250,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of incentive stock options, nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards.

Employees, consultants, and directors are eligible for awards granted under the 2017 and 2015 Plans. The Company registered an additional total of 20,000,000 shares of its Common Stock, which may be issued pursuant to the Registrant’s Amended and Restated 2015 Equity Incentive Plan (the “Plan”). Such additional shares were approved by the shareholders of the Company on August 10, 2020 and as reported to the Securities and Exchange Commission (the “SEC”) vide a Current Report on Form 8-K on August 14, 2020. As such, the total number of shares of the Company’s Common Stock available for issuance under the 2015 plan is 27,250,000. Since the adoption of the 2015 Plan, no further awards may be granted under the 2005 Plan, although options previously granted remain outstanding in accordance with their terms.

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
For the year ended December 31, 2022		Average
	Shares	Exercise Price
Outstanding at January 1, 2022	16,592,620	$0.30
Expired or cancelled	(2,359)	11.88
Granted and vested during the year*	9,100,000	0.10
Outstanding and exercisable at December 31, 2022	25,690,261	$0.23

*	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.

		Weighted
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	3,941,301	$0.78
Granted during the year, fully vested	12,652,761	0.15
Expired or cancelled	(1,442)	19.80
Outstanding at December 31, 2021	16,592,620	$0.30

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2022:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise prices	Options	In Years	Price	Exercisable

$0.01 to 0.15	16,250,000	9.16	$0.12	6,057,500
0.16	5,502,761	8.5	0.16	5,502,761
0.22	1,750,000	3.3	0.22	1,750,000
0.38	900,000	2.6	0.38	900,000
0.73	762,500	2.3	0.73	762,500
1.37	150,000	0.5	1.37	150,000
1.43	300,000	2.4	1.43	300,000
15.00	75,000	2.4	15.00	75,000
	25,690,261	8.0	$0.30	15,497,761

The compensation expense attributed to the issuance of the options is recognized as they are vested.

The employee stock option plan stock options are generally exercisable for ten years from the grant date and vest over various terms from the grant date to three years.

The aggregate intrinsic value totaled approximately $0 and was based on the Company’s closing stock price of $0.05 as of December 31, 2022, which would have been received by the option holders had all option holders exercised their options as of that date.

As of December 31, 2022, there was no unamortized stock compensation cost related to the stock options granted during the year as the stock options granted during the year ended December 31, 2022 are considered vested. The vesting criteria for 7,280,000 options is still being evaluated as on the date of this Report, as those options are subject to individual milestone achievements.

In August 2019, the Company entered into Employment Agreements and incentive compensation arrangements with each of its executive officers, including Dr. Vuong Trieu, the Chief Executive Officer; Dr. Fatih Uckun, the Chief Medical Officer; Dr. Chulho Park, its Chief Technology Officer; and Mr. Amit Shah, the Chief Financial Officer. The incentive stock options and the restricted stock awards approved for the Company’s executive officers were granted and issued in July 2021. The Company issued an aggregate of 1,257,952 of its common shares in lieu of fully vested restricted stock units and 4,244,809 incentive and non-qualified stock options to purchase its Common Stock to all its employees, including the awards due to the CEO, CFO, the prior CTO and Saran Saund, the Chief Business Officer of the Company. Further, the Company issued all its employees, including the CEO and CBO and consultants 4,325,000 performance-based stock options that would vest over two tranches subject to certain corporate goals being achieved, of which none have vested as of December 31, 2021. In addition, the Company granted its Board of Directors and certain consultants, 2,825,000 stock options, which for the Board of Directors vest over 5 quarters commencing the quarter ended September 30, 2021. All the options granted to the Board members have vested as of December 31, 2022.

The Company granted 9.1 million stock options to its employees during the year ended December 31, 2022. 20% of the options vested immediately and the balance shall vest upon achievement of certain corporate and individual milestones, which are currently being evaluated. At December 31, 2022, the Company estimated the fair value of the options issued based on assumptions used in the Black-Scholes valuation model. The options resulted in an aggregate fair value of approximately $0.5 million. The key valuation assumptions used of the price of the Company’s Common Stock, a risk-free interest rate based on the yield of a Treasury note and expected volatility of the Company’s Common Stock all as of the measurement date. The Company used the following assumptions to estimate fair value of the warrants:

Strike price	$0.10
Expected Term	1 year
Expected volatility	95.5%
Risk-free interest rates	3.12%
Dividend yields	0.00%

The Company amortized approximately $0.9 million of stock compensation expense during the year ended December 31, 2022 on the 2021 and 2022 grants. The Company recorded $0.9 million of similar expense during the same periods of 2021 respectively.

Warrants

During the year ended December 31, 2020, the Company offered to cancel to all the prior warrants of the warrant holders from the 2018 debt financing and offered to reissue new warrants to such warrant holders. Out of all the warrant holders, holders of 13,750,000 warrants opted to participate in the reissuance. In addition, the Company issued 3,465,000 new warrants to certain accredited investors in connection with the financing through JH Darbie (See note 7).

During the year ended December 31, 2021, 2,035,000 warrants were issued in connection with the financing through JH Darbie (See note 7). The fair value of these warrants on issue date amounted to $467,637 as calculated using a Black Scholes valuation model. The Company also issued 22,000,000 warrants in connection with the financing through JH Darbie (See note 7). The fair value of these warrants on the issue date amounted to $2,190,127 as calculated using a Black Scholes valuation model. Further, the Company issued 10,576,924 warrants related to the November/December 2021 Notes (See Note 6). The fair value of these warrants on issue date amounted to $1,172,753 as calculated using a Black Scholes valuation model.

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2022 and 2021, respectively are summarized as follows:

	Shares	Weighted Exercise Price
Outstanding at January 1, 2022	53,314,424	$0.20
Issued during the year ended December 31, 2022	38,623,816	0.15-0.20
Exercised / cancelled during the year ended December 31, 2022	(10,865,385)	0.13-0.20
Outstanding at December 31, 2022	81,072,855	$0.18

		Weighted-
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	18,702,500	$0.20
Issued during the year ended December 31, 2021	34,611,924	0.13-0.20
Outstanding at December 31, 2021	53,314,424	$0.20

The following table summarizes information about warrants outstanding and exercisable at December 31, 2022:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable
$0.20	42,737,500	0.25	$0.20	42,737,500
0.13	961,539	3.90	0.13	961,539
0.15	33,000,066	1.25	0.15	33,000,066
0.20	4,373,750	4.24-4.48	0.20	4,373,750
	81,072,855	0.92	$0.18	81,072,855